SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
2026	$ 221,150	$ 1,721,280
2027	193,507	1,506,120
Total future lease payments	414,657	3,227,400
Less imputed interest	(21,057)	(163,891)
Present value of lease obligation	$ 393,600	$ 3,063,509	$ 4,267,945